Nature And Description Of The Company - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023 $ / Employees $ / Segments
Disclosure of subsidiaries [line items]
Address of entity registered office	904, 1331 Macleod Trail SE, Calgary, Alberta, Canada
Number of employees | $ / Employees	4,800
Number of operating segments | $ / Segments	3